Loss Per Share - Schedule of Basic and Diluted (Loss) Earnings Per Ordinary Share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Numerator:
Net loss	$ (26,659,381)	$ (17,981,164)	$ (32,920,724)
Less: accretion to redemption value of redeemable non-controlling interests		1,792,027	3,920,454
foreign currency effect on redemption value of redeemable non-controlling interests		(808,100)	(605,597)
net loss attributable to non-controlling interests	(10,023,801)	(6,204,728)	(8,688,144)
Net loss attributable to ordinary shareholders	$ (16,635,580)	$ (12,760,363)	$ (27,547,437)
Denominator:
Weighted average number of shares outstanding – basic (in Shares)	29,043,280	26,404,589	25,622,195
Weighted average number of shares outstanding – diluted (in Shares)	29,043,280	26,404,589	25,622,195
Loss per share – basic (in Dollars per share)	$ (0.57)	$ (0.48)	$ (1.08)
Loss per share – diluted (in Dollars per share)	$ (0.57)	$ (0.48)	$ (1.08)